Commitments and Contractual Obligations - Summary of Contractual Obligations (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Disclosure of contingent liabilities [line items]
Contractual capital commitments	$ 716,893
2020
Disclosure of contingent liabilities [line items]
Contractual capital commitments	116,393
2021
Disclosure of contingent liabilities [line items]
Contractual capital commitments	88,719
2022
Disclosure of contingent liabilities [line items]
Contractual capital commitments	81,526
2023
Disclosure of contingent liabilities [line items]
Contractual capital commitments	7,583
2024 and later
Disclosure of contingent liabilities [line items]
Contractual capital commitments	422,672
Debt
Disclosure of contingent liabilities [line items]
Contractual capital commitments	500,000
Debt | 2020
Disclosure of contingent liabilities [line items]
Contractual capital commitments	66,667
Debt | 2021
Disclosure of contingent liabilities [line items]
Contractual capital commitments	66,667
Debt | 2022
Disclosure of contingent liabilities [line items]
Contractual capital commitments	66,666
Debt | 2023
Disclosure of contingent liabilities [line items]
Contractual capital commitments	0
Debt | 2024 and later
Disclosure of contingent liabilities [line items]
Contractual capital commitments	300,000
Purchase obligations
Disclosure of contingent liabilities [line items]
Contractual capital commitments	33,009
Purchase obligations | 2020
Disclosure of contingent liabilities [line items]
Contractual capital commitments	31,883
Purchase obligations | 2021
Disclosure of contingent liabilities [line items]
Contractual capital commitments	431
Purchase obligations | 2022
Disclosure of contingent liabilities [line items]
Contractual capital commitments	421
Purchase obligations | 2023
Disclosure of contingent liabilities [line items]
Contractual capital commitments	137
Purchase obligations | 2024 and later
Disclosure of contingent liabilities [line items]
Contractual capital commitments	137
Leases
Disclosure of contingent liabilities [line items]
Contractual capital commitments	29,679
Leases | 2020
Disclosure of contingent liabilities [line items]
Contractual capital commitments	10,673
Leases | 2021
Disclosure of contingent liabilities [line items]
Contractual capital commitments	10,075
Leases | 2022
Disclosure of contingent liabilities [line items]
Contractual capital commitments	4,677
Leases | 2023
Disclosure of contingent liabilities [line items]
Contractual capital commitments	1,944
Leases | 2024 and later
Disclosure of contingent liabilities [line items]
Contractual capital commitments	2,310
Mineral properties
Disclosure of contingent liabilities [line items]
Contractual capital commitments	40,305
Mineral properties | 2020
Disclosure of contingent liabilities [line items]
Contractual capital commitments	5,387
Mineral properties | 2021
Disclosure of contingent liabilities [line items]
Contractual capital commitments	5,433
Mineral properties | 2022
Disclosure of contingent liabilities [line items]
Contractual capital commitments	5,443
Mineral properties | 2023
Disclosure of contingent liabilities [line items]
Contractual capital commitments	5,443
Mineral properties | 2024 and later
Disclosure of contingent liabilities [line items]
Contractual capital commitments	18,599
Asset retirement obligations
Disclosure of contingent liabilities [line items]
Contractual capital commitments	113,900
Asset retirement obligations | 2020
Disclosure of contingent liabilities [line items]
Contractual capital commitments	1,783
Asset retirement obligations | 2021
Disclosure of contingent liabilities [line items]
Contractual capital commitments	6,113
Asset retirement obligations | 2022
Disclosure of contingent liabilities [line items]
Contractual capital commitments	4,319
Asset retirement obligations | 2023
Disclosure of contingent liabilities [line items]
Contractual capital commitments	59
Asset retirement obligations | 2024 and later
Disclosure of contingent liabilities [line items]
Contractual capital commitments	$ 101,626